                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02924

               LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
                       ENTERPRISES MONEY MARKET FUND, INC.
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 6/30/06

ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2006
ANNUAL
   REPORT

LORD ABBETT
U.S. GOVERNMENT & GOVERNMENT
   SPONSORED ENTERPRISES
   MONEY MARKET FUND

FOR THE FISCAL YEAR ENDED JUNE 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett U.S. Government and Government Sponsored Enterprises Money Market Fund's performance for the year ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.LordAbbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. Continued interest rate hikes by the Federal Reserve Board (the Fed) and worries about economic growth and inflation were the dominant factors affecting the bond markets' performance.

     The Fed raised the fed funds rate eight times in the period. From a starting level of 3.25%, the fed funds rate increased to 5.25% by June 30, 2006. At the start, Fed policy was accommodative - that is, rates were low enough to stimulate demand. But by the end of the period, policymakers indicated that the lagged effect of the increases in interest rates was moderating economic growth.

     The change in policy stance was indicated by the trends in economic growth and inflation pressures. Real gross domestic product (GDP) grew at an annual rate of 2.9% in second half 2005, followed by a strong 5.6% increase in first quarter 2006. The yearly inflation rate, as measured by the 12-month percent change in the Consumer Price Index for all goods and services, rose from 2.5% in June 2005 to 4.3% a year later. Core inflation, which excludes food and energy costs, also accelerated.

     Because of the continued Fed tightening and higher inflation worries, interest rates rose along the entire yield spectrum during the period. However,

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rates on securities maturing in two years or less increased more than did longer-term securities. As a result, in February, March, and June, the average yield on a two-year Treasury note was higher than the yield on a 10-year note, resulting in an inverted yield curve.

Q. HOW DID THE FUND PERFORM IN THE YEAR ENDED JUNE 30, 2006?

A. The Fund (Class A shares) finished the year ended June 30, 2006, with total net assets of $337.0 million and a seven-day current yield of 4.4%. The current yield refers to the income generated by an investment in the fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the one-year total return quotation. For the year ended June 30, 2006, the Fund returned 3.5%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its peer group, the Lipper U.S. Government Money Market Funds Average,(1) which returned 3.4% in the same period. AVERAGE ANNUAL RETURNS, WHICH INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF JUNE 30, 2006, ARE 1 YEAR: 3.51%, 5 YEARS: 1.41%, AND 10
YEARS: 3.06%.

     AN INVESTMENT IN MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORP. OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. In general, Fund yield kept pace with short-term interest rates. Consistent with its goal of providing current income with minimum credit risk, the portfolio remained invested in high-quality, short-term securities issued by the U.S. Treasury and certain U.S. government agency securities.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------

     NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment -- Purchases" in the propspectus for more information on redemptions that may be subject to a CDSC.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lipper U.S. Government Money Market Funds Average aims at investments in financial instruments issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. Source:
     Lipper, Inc. Copyright (C)2006 by Reuters. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLE

     As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING      EXPENSES
                                            ACCOUNT     ACCOUNT    PAID DURING
                                             VALUE       ENDING      PERIOD+
                                           ---------   ---------   -----------
                                                                     1/1/06 -
                                             1/1/06     6/30/06      6/30/06
                                           ---------   ---------   -----------
CLASS A
Actual                                     $1,000.00   $1,035.10      $3.53
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,021.33      $3.51
CLASS B
Actual                                     $1,000.00   $1,027.30      $7.29
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,017.62      $7.25
CLASS C
Actual                                     $1,000.00   $1,035.10      $3.53
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,021.34      $3.51
CLASS Y
Actual                                     $1,000.00   $1,035.10      $3.53
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,021.34      $3.51

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.45% for Class B, and 0.70% for Classes C & Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
JUNE 30, 2006

CREDIT RATING              %*

A-1+                     83.42%
Repurchase Agreements    16.58%
Total                   100.00%

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

                                                                    PRINCIPAL
                                   INTEREST    MATURITY               AMOUNT      AMORTIZED
INVESTMENTS                          RATE        DATE     RATING+     (000)         COST
--------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 83.90%
FEDERAL HOME LOAN BANK               5.00%     7/3/2006     A-1+     $62,173    $ 62,155,730
FEDERAL HOME LOAN BANK               5.08%     7/5/2006     A-1+      90,000      89,949,200
FEDERAL HOME LOAN BANK               5.10%     7/5/2006     A-1+      10,000       9,994,333
FEDERAL HOME LOAN BANK               5.10%     7/7/2006     A-1+       5,427       5,422,387
FEDERAL HOME LOAN BANK               5.11%    7/10/2006     A-1+         270         269,655
FEDERAL HOME LOAN BANK               5.13%    7/12/2006     A-1+         942         940,523
FEDERAL HOME LOAN BANK               5.13%    7/14/2006     A-1+         706         704,692
FEDERAL HOME LOAN BANK               5.14%    7/10/2006     A-1+         925         923,811
FEDERAL HOME LOAN MORTGAGE CORP.     4.95%     7/5/2006     A-1+      30,000      29,983,500
FEDERAL HOME LOAN MORTGAGE CORP.     5.10%     7/5/2006     A-1+         796         795,549
FEDERAL HOME LOAN MORTGAGE CORP.     5.14%    7/11/2006     A-1+         100          99,857
FEDERAL HOME LOAN MORTGAGE CORP.     5.17%    7/18/2006     A-1+         600         598,535
FEDERAL HOME LOAN MORTGAGE CORP.     5.17%    7/31/2006     A-1+       6,500       6,471,996
FEDERAL HOME LOAN MORTGAGE CORP.     5.20%    7/25/2006     A-1+       5,419       5,400,214
FEDERAL HOME LOAN MORTGAGE CORP.     5.20%     8/1/2006     A-1+       2,421       2,410,159
FEDERAL NATIONAL MORTGAGE ASSOC.     4.95%     7/5/2006     A-1+         150         149,918
FEDERAL NATIONAL MORTGAGE ASSOC.     5.13%    7/12/2006     A-1+       1,597       1,594,497
FEDERAL NATIONAL MORTGAGE ASSOC.     5.13%    7/13/2006     A-1+          84          83,856
FEDERAL NATIONAL MORTGAGE ASSOC.     5.14%    7/12/2006     A-1+       1,184       1,182,141
FEDERAL NATIONAL MORTGAGE ASSOC.     5.14%    7/18/2006     A-1+         640         638,447
FEDERAL NATIONAL MORTGAGE ASSOC.     5.15%    7/17/2006     A-1+         105         104,760
FEDERAL NATIONAL MORTGAGE ASSOC.     5.15%     8/1/2006     A-1+      50,000      49,778,264
FEDERAL NATIONAL MORTGAGE ASSOC.     5.16%    7/20/2006     A-1+       2,500       2,493,192
FEDERAL NATIONAL MORTGAGE ASSOC.     5.17%     8/9/2006     A-1+      50,000      49,719,958
                                                                                ------------
TOTAL                                                                            321,865,174
                                                                                ------------


6                      SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JUNE 30, 2006

                                                        PRINCIPAL
                                                          AMOUNT     AMORTIZED
INVESTMENTS                                               (000)        COST
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 16.67%
REPURCHASE AGREEMENT DATED
6/30/2006, 5.00% DUE 7/3/2006
WITH J.P. MORGAN CHASE & CO.
COLLATERALIZED BY $31,000,000 OF
FEDERAL FARM CREDIT BANK AT 4.875%
DUE 2/18/2011 AND $9,450,000 OF
FEDERAL HOME LOAN BANK AT
4.875% DUE 3/11/2016 AND
$24,000,000 OF FEDERAL NATIONAL
MORTGAGE ASSOC. AT 5.55% DUE
7/16/2007; VALUE: $63,867,705;
PROCEEDS: $62,726,125                                    $62,700   $ 62,700,000
REPURCHASE AGREEMENT DATED
6/30/2006, 4.62% DUE 7/3/2006
WITH STATE STREET BANK & TRUST CO.
COLLATERALIZED BY $1,325,000 OF
FEDERAL HOME LOAN MORTGAGE CORP. AT
5.50% DUE 11/16/2015; VALUE: $1,291,875;
PROCEEDS: $1,265,621                                       1,265      1,265,134
                                                                   ------------
TOTAL                                                                63,965,134
                                                                   ------------
TOTAL INVESTMENTS 100.57%                                           385,830,308*
                                                                   ------------
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.57%)               (2,189,981)
                                                                   ------------
NET ASSETS 100.00%                                                 $383,640,327
                                                                   ============

+    Ratings shown are unaudited.

* Cost for Federal income tax purposes is $385,830,308. Average maturity of investments: 13 days.


                       SEE NOTES TO FINANCIAL STATEMENTS.                      7

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006

ASSETS:
Investment in securities, at amortized cost                                       $321,865,174
Repurchase agreements, at cost                                                      63,965,134
Cash                                                                                   106,537
Receivables:
   Capital shares sold                                                               6,394,950
   From advisor                                                                         96,259
   Interest                                                                              8,871
Prepaid expenses and other assets                                                       46,362
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       392,483,287
==============================================================================================
LIABILITIES:
Payables:
   Capital shares reacquired                                                         7,127,133
   Management fees                                                                     156,687
   Directors' fees                                                                     151,888
   12b-1 distribution fees-Class B                                                      15,964
   Fund administration                                                                   8,643
Distributions payable                                                                1,129,132
Accrued expenses and other liabilities                                                 253,513
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                    8,842,960
==============================================================================================
NET ASSETS                                                                        $383,640,327
==============================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                   $383,640,068
Undistributed net investment income                                                        259
----------------------------------------------------------------------------------------------
NET ASSETS                                                                        $383,640,327
==============================================================================================
NET ASSETS BY CLASS:
Class A shares                                                                    $337,018,511
Class B shares                                                                    $ 26,533,850
Class C shares                                                                    $ 13,063,825
Class Y shares                                                                    $  7,024,141
OUTSTANDING SHARES BY CLASS:
Class A shares (700 million shares of common stock authorized, $.001 par value)    337,018,290
Class B shares (400 million shares of common stock authorized, $.001 par value)     26,533,831
Class C shares (300 million shares of common stock authorized, $.001 par value)     13,063,813
Class Y shares (100 million shares of common stock authorized, $.001 par value)      7,024,141
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A shares-Net asset value                                                    $       1.00
Class B shares-Net asset value                                                    $       1.00
Class C shares-Net asset value                                                    $       1.00
Class Y shares-Net asset value                                                    $       1.00
----------------------------------------------------------------------------------------------


8                      SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006

INVESTMENT INCOME:
Interest                                                            $14,435,977
EXPENSES:
Management fees                                                       1,681,565
Shareholder servicing                                                 1,367,198
12b-1 distribution plan-Class B                                         170,045
Fund administration                                                     138,362
Registration                                                             96,930
Reports to shareholders                                                  91,731
Professional                                                             58,007
Custody                                                                  20,700
Directors' fees                                                          14,109
Other                                                                    13,550
-------------------------------------------------------------------------------
Gross expenses                                                        3,652,197
   Expense reductions (See Note 6)                                      (18,898)
   Expenses assumed by advisor (See Note 3)                          (1,040,314)
-------------------------------------------------------------------------------
NET EXPENSES                                                          2,592,985
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               $11,842,992
===============================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.                       9

STATEMENTS OF CHANGES IN NET ASSETS

                                                  FOR THE YEAR ENDED   FOR THE YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                    JUNE 30, 2006        JUNE 30, 2005
OPERATIONS:
Net investment income                               $  11,842,992        $   4,304,535
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                            (10,631,657)          (3,832,401)
   Class B                                               (605,575)            (211,850)
   Class C                                               (404,083)            (204,405)
   Class Y                                               (201,677)             (55,879)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (11,842,992)          (4,304,535)
=========================================================================================
CAPITAL SHARE TRANSACTIONS (SEE NOTE 9):
Net proceeds from sales of shares                     798,420,634          713,008,953
Reinvestment of distributions                          10,725,131            3,568,179
Cost of shares redeemed                              (742,542,608)        (763,610,233)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                     66,603,157          (47,033,101)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                  66,603,157          (47,033,101)
=========================================================================================
NET ASSETS:
Beginning of year                                     317,037,170          364,070,271
-----------------------------------------------------------------------------------------
END OF YEAR                                         $ 383,640,327        $ 317,037,170
=========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                 $         259        $         259
=========================================================================================


10                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                YEAR ENDED 6/30
                                                   ----------------------------------------
                                                    2006    2005    2004      2003     2002
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $1.00   $1.00   $1.00     $1.00    $1.00
                                                   =====   =====   =====     =====    =====
Investment operations:
   Net investment income(b)                          .03     .01      --(d)    .01      .01
                                                   -----   -----   -----     -----    -----
Distributions to shareholders from:
   Net investment income                            (.03)   (.01)     --(d)   (.01)    (.01)
                                                   -----   -----   -----     -----    -----
NET ASSET VALUE, END OF YEAR                       $1.00   $1.00   $1.00     $1.00    $1.00
                                                   =====   =====   =====     =====    =====
Total Return(c)                                     3.51%   1.35%    .21%      .55%    1.48%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions and
      expenses assumed                               .70%    .81%    .83%      .88%     .86%
   Expenses, excluding reductions and
      expenses assumed                              1.01%    .94%    .97%      .98%     .87%
   Net investment income                            3.47%   1.32%    .21%      .56%+   1.46%+

                                                                      YEAR ENDED 6/30
                                                   ----------------------------------------------------
SUPPLEMENTAL DATA:                                   2006       2005       2004       2003       2002
-------------------------------------------------------------------------------------------------------
   Net assets, end of year (000)                   $337,018   $271,720   $289,336   $266,528   $227,169
=======================================================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.                      11

                                                                 YEAR ENDED 6/30
                                                   -----------------------------------------
                                                    2006    2005    2004      2003      2002
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $1.00   $1.00   $1.00     $1.00     $1.00
                                                   =====   =====   =====     =====     =====
Investment operations:
   Net investment income(b)                          .03     .01      --(d)     --(d)    .01
                                                   -----   -----   -----     -----     -----
Distributions to shareholders from:
   Net investment income                            (.03)   (.01)     --(d)     --(d)   (.01)
                                                   -----   -----   -----     -----     -----
NET ASSET VALUE, END OF YEAR                       $1.00   $1.00   $1.00     $1.00     $1.00
                                                   =====   =====   =====     =====     =====
Total Return(c)                                     2.73%    .72%    .20%      .29%      .80%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions and
      expenses assumed                              1.45%   1.41%    .83%     1.15%     1.53%
   Expenses, excluding reductions and
      expenses assumed                              1.76%   1.69%   1.72%     1.73%     1.62%
   Net investment income                            2.67%    .62%    .21%      .29%+     .71%+

                                                                    YEAR ENDED 6/30
                                                   -----------------------------------------------
SUPPLEMENTAL DATA:                                   2006      2005      2004      2003      2002
--------------------------------------------------------------------------------------------------
   Net assets, end of year (000)                   $26,534   $26,388   $47,789   $39,609   $26,000
==================================================================================================


12                     SEE NOTES TO FINANCIAL STATEMENTS.

                                                                YEAR ENDED 6/30
                                                   ----------------------------------------
                                                    2006    2005    2004      2003     2002
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $1.00   $1.00   $1.00     $1.00    $1.00
                                                   =====   =====   =====     =====    =====
Investment operations:
   Net investment income(b)                          .03     .01      --(d)    .01      .01
                                                   -----   -----   -----     -----    -----
Distributions to shareholders from:
   Net investment income                            (.03)   (.01)     --(d)   (.01)    (.01)
                                                   -----   -----   -----     -----    -----
NET ASSET VALUE, END OF YEAR                       $1.00   $1.00   $1.00     $1.00    $1.00
                                                   =====   =====   =====     =====    =====
Total Return(c)                                     3.51%   1.35%    .21%      .55%    1.48%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions and
      expenses assumed                               .70%    .83%    .83%      .88%     .86%
   Expenses, excluding reductions and
      expenses assumed                              1.01%    .94%    .97%      .98%     .87%
   Net investment income                            3.42%   1.19%    .21%      .56%+   1.46%+

                                                                    YEAR ENDED 6/30
                                                   -----------------------------------------------
SUPPLEMENTAL DATA:                                   2006      2005      2004      2003      2002
--------------------------------------------------------------------------------------------------
   Net assets, end of year (000)                   $13,064   $13,872   $26,945   $14,720   $10,769
==================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                      10/20/2004(a)
                                                         YEAR ENDED         TO
                                                          6/30/2006     6/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00         $1.00
                                                            =====         =====
Investment operations:
   Net investment income(b)                                   .03           .01
                                                            -----         -----
Distributions to shareholders from:
   Net investment income                                     (.03)         (.01)
                                                            -----         -----
NET ASSET VALUE, END OF PERIOD                              $1.00         $1.00
                                                            =====         =====
Total Return(c)                                              3.51%         1.18%(e)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions and expenses assumed        .70%          .53%(e)
   Expenses, excluding reductions and expenses assumed       1.01%          .67%(e)
   Net investment income                                     3.50%         1.21%(e)

                                                                      10/20/2004(a)
                                                         YEAR ENDED        TO
SUPPLEMENTAL DATA:                                        6/30/2006     6/30/2005
-----------------------------------------------------------------------------------
   Net assets, end of period (000)                         $7,024        $5,057
===================================================================================

+    The ratios have been determined on a fund basis.

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Amount is less than $.01.

(e)  Not annualized.


14                     SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high-quality, short-term, liquid securities.

The Fund offers four classes of shares: Classes A, B, C and Y. There are no front end sales charges on shares of each class, although there may be a contingent deferred sales charge ("CDSC") applied to each class of shares as follows: Class A shares acquired through an exchange and redeemed within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to the Class B 12b-1 distribution plan.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

..50% of the first $250 million of average daily net assets;
..45% of the next $250 million of average daily net assets;
..40% of average daily net assets over $500 million.

For the fiscal year ended June 30, 2006, the fee paid to Lord Abbett was at an annual rate of .49% of average daily net assets.

For the fiscal year ended June 30, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annual rates:

           % OF AVERAGE DAILY
CLASS          NET ASSETS
-----------------------------
A                  .70%
B                 1.45%
C                  .70%
Y                  .70%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                            CLASS A(1)   CLASS B   CLASS C(1)
--------------------------------------------------------------------------------
Service and distribution fee                       .15%       .75%       .25%

(1) The Fund has not activated its Class A and Class C Plans, and therefore, no payments are currently authorized under the Plans.

Class Y does not have a distribution plan.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

5.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

6.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

8.   INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

9.   SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                         YEAR ENDED                     YEAR ENDED
                                        JUNE 30, 2006                  JUNE 30, 2005
-------------------------------------------------------------------------------------------
CLASS A SHARES                     SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------
Shares sold                      755,784,943   $ 755,784,953    659,364,057   $ 659,364,057
Reinvestment of distributions      9,675,318       9,675,318      3,197,663       3,197,663
Shares reacquired               (700,161,375)   (700,161,380)  (680,178,549)   (680,178,553)
-------------------------------------------------------------------------------------------
Increase (decrease)               65,298,886   $  65,298,891    (17,616,829)  $ (17,616,833)
-------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------
Shares sold                       23,172,101   $  23,172,101     22,107,897   $  22,107,897
Reinvestment of distributions        507,584         507,584        166,799         166,799
Shares reacquired                (23,533,931)    (23,533,932)   (43,675,373)    (43,675,373)
-------------------------------------------------------------------------------------------
Increase (decrease)                  145,754   $     145,753    (21,400,677)  $ (21,400,677)
-------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------
Shares sold                       14,885,062   $  14,885,061     24,478,510   $  24,478,510
Reinvestment of distributions        352,434         352,434        157,444         157,444
Shares reacquired                (16,046,000)    (16,046,000)   (37,708,669)    (37,708,669)
-------------------------------------------------------------------------------------------
Decrease                            (808,504)  $    (808,505)   (13,072,715)  $ (13,072,715)
-------------------------------------------------------------------------------------------

                                                                   FOR THE PERIOD ENDED
CLASS Y SHARES                                                        JUNE 30, 2005*
-------------------------------------------------------------------------------------------
Shares sold                        4,578,519   $   4,578,519      7,058,489   $   7,058,489
Reinvestment of distributions        189,794         189,795         46,273          46,273
Shares reacquired                 (2,801,296)     (2,801,296)    (2,047,638)     (2,047,638)
-------------------------------------------------------------------------------------------
Increase                           1,967,017   $   1,967,018      5,057,124   $   5,057,124
-------------------------------------------------------------------------------------------

* For the period October 20, 2004 (commencement of offering of class shares) to June 30, 2005.

10.  RECENT ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the fund's financial statements, if any, is currently being assessed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund") as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 16, 2006

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

                           CURRENT POSITION
NAME, ADDRESS AND         LENGTH OF SERVICE       PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                  WITH FUND         DURING PAST FIVE YEARS          DIRECTORSHIPS
--------------------------------------------------------------------------------------------------
ROBERT S. DOW            Director since        Managing Partner and Chief   N/A
Lord, Abbett & Co. LLC   1989; Chairman        Executive Officer of
90 Hudson Street         since 1996            Lord Abbett since 1996.
Jersey City, NJ 07302
(1945)

                                   ----------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

                           CURRENT POSITION
NAME,ADDRESS AND          LENGTH OF SERVICE       PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                 WITH FUND          DURING PAST FIVE YEARS          DIRECTORSHIPS
--------------------------------------------------------------------------------------------------
E. THAYER BIGELOW        Director since 1994   Managing General Partner,    Currently serves as
Lord, Abbett & Co. LLC                         Bigelow Media, LLC (since    director of Adelphia
c/o Legal Dept.                                2000); Senior Adviser,       Communications, Inc.,
90 Hudson Street                               Time Warner Inc. (1998 -     Crane Co., and Huttig
Jersey City, NJ 07302                          2000); Acting Chief          Building Products Inc.
(1941)                                         Executive Officer of
                                               Courtroom Television
                                               Network (1997 - 1998);
                                               President and Chief
                                               Executive Officer of Time
                                               Warner Cable Programming,
                                               Inc. (1991 - 1997).

WILLIAM H.T. BUSH        Director since 1998   Co-founder and Chairman of   Currently serves as
Lord, Abbett & Co. LLC                         the Board of the financial   director of WellPoint,
c/o Legal Dept.                                advisory firm of Bush-       Inc. (since 2002).
90 Hudson Street                               O'Donnell & Company (since
Jersey City, NJ 07302                          1986).
(1938)

                           CURRENT POSITION
NAME,ADDRESS AND          LENGTH OF SERVICE       PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                 WITH FUND          DURING PAST FIVE YEARS          DIRECTORSHIPS
--------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.   Director since 1998   Managing Director of         Currently serves as
Lord, Abbett & Co. LLC                         Monitor Clipper Partners     director of Avondale,
c/o Legal Dept.                                (since 1997) and President   Inc. and Interstate
90 Hudson Street                               of Clipper Asset             Bakeries Corp.
Jersey City, NJ 07302                          Management Corp. (since
(1942)                                         1991), both private equity
                                               investment funds.

JULIE A. HILL            Director since 2004   Owner and CEO of the         Currently serves as
Lord, Abbett & Co. LLC                         Hillsdale Companies, a       director of WellPoint,
c/o Legal Dept.                                business consulting firm     Inc.; Resources
90 Hudson Street                               (since 1998); Founder,       Connection Inc.;
Jersey City, NJ 07302                          President and Owner of the   Holcim (US) Inc. (a
(1946)                                         Hiram-Hill and Hillsdale     subsidiary of Holcim
                                               Development Companies        Ltd.); and Lend Lease
                                               (1998 - 2000).               Corporation Limited.

FRANKLIN W. HOBBS        Director since 2000   Former Chief Executive       Currently serves as
Lord, Abbett & Co. LLC                         Officer of Houlihan Lokey    director of Adolph
c/o Legal Dept.                                Howard & Zukin, an           Coors Company.
90 Hudson Street                               investment bank (January
Jersey City, NJ 07302                          2002 - April 2003);
(1947)                                         Chairman of Warburg Dillon
                                               Read (1999 - 2001); Global
                                               Head of Corporate Finance
                                               of SBC Warburg Dillon Read
                                               (1997 - 1999); Chief
                                               Executive Officer of
                                               Dillon, Read & Co. (1994 -
                                               1997).

THOMAS J. NEFF           Director since 1982   Chairman of Spencer Stuart   Currently serves as
Lord, Abbett & Co. LLC                         (U.S.), an executive         director of Ace, Ltd.
c/o Legal Dept.                                search consulting firm       (since 1997) and
90 Hudson Street                               (since 1996); President of   Hewitt Associates, Inc.
Jersey City, NJ 07302                          Spencer Stuart
(1937)                                         (1979-1996).

JAMES L.L. TULLIS*       Director since 2006   CEO of Tullis-Dickerson      Currently serves as
Lord, Abbett & Co. LLC                         and Co. Inc, a venture       Director of Crane Co.
c/o Legal Dept.                                capital management firm      (since 1998), and
90 Hudson Street                               (since 1990).                Viacell Inc. (since
Jersey City, NJ 07302                                                       2002).
(1947)

----------
* Mr. Tullis is a director or trustee of thirteen of the fourteen Lord Abbett-sponsored funds, consisting of 54 portfolios or series.

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                     CURRENT POSITION      LENGTH OF SERVICE            PRINCIPAL OCCUPATION
YEAR OF BIRTH                   WITH FUND         OF CURRENT POSITION          DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
ROBERT S. DOW             Chief Executive         Elected in 1995       Managing Partner and Chief
(1945)                    Officer and President                         Executive Officer of Lord Abbett
                                                                        (since 1996).

ROBERT I. GERBER          Executive Vice          Elected in 1997       Partner and Director of Taxable
(1954)                    President                                     Fixed Income Management, joined
                                                                        Lord Abbett in 1997.

JAMES BERNAICHE           Chief Compliance        Elected in 2004       Chief Compliance Officer, joined
(1956)                    Officer                                       Lord Abbett in 2001; formerly Vice
                                                                        President and Chief Compliance
                                                                        Officer with Credit Suisse Asset
                                                                        Management.

JOAN A. BINSTOCK          Chief Financial         Elected in 1999       Partner and Chief Operations
(1954)                    Officer and Vice                              Officer, joined Lord Abbett in
                          President                                     1999.

JOHN K. FORST             Vice President and      Elected in 2005       Deputy General Counsel, joined Lord
(1960)                    Assistant Secretary                           Abbett in 2004; prior thereto
                                                                        Managing Director and Associate
                                                                        General Counsel at New York Life
                                                                        Investment Management LLC
                                                                        (2002-2003); formerly Attorney at
                                                                        Dechert LLP (2000-2002).

LAWRENCE H. KAPLAN        Vice President and      Elected in 1997       Partner and General Counsel, joined
(1957)                    Secretary                                     Lord Abbett in 1997.

ROBERT A. LEE             Vice President          Elected in 2000       Partner and Fixed Income Investment
(1969)                                                                  Manager-Mortgage and Asset Backed
                                                                        Securities, joined Lord Abbett in
                                                                        1997.

ROBERT G. MORRIS          Vice President          Elected in 1995       Partner and Chief Investment
(1944)                                                                  Officer, joined Lord Abbett in
                                                                        1991.

A. EDWARD OBERHAUS, III   Vice President          Elected in 1996       Partner and Manager of Equity
(1959)                                                                  Trading, joined Lord Abbett in
                                                                        1983.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                     CURRENT POSITION      LENGTH OF SERVICE            PRINCIPAL OCCUPATION
YEAR OF BIRTH                   WITH FUND         OF CURRENT POSITION          DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS      Vice President and      Elected in 2000       Assistant General Counsel, joined
(1957)                    Assistant Secretary                           Lord Abbett in 1999.

BERNARD J. GRZELAK        Treasurer               Elected in 2003       Director of Fund Administration,
(1971)                                                                  joined Lord Abbett in 2003;
                                                                        formerly Vice President, Lazard
                                                                        Asset Management LLC (2000-2003).

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the twelve month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

--------------------------------------------------------------------------------
TAX INFORMATION

For foreign shareholders, all of the distributions paid by the Fund to shareholders during the fiscal year ending June 30, 2006 represents interest related dividends.
--------------------------------------------------------------------------------

[LORD ABBETT(R) LOGO]

   This report when not used for the general
 information of shareholders of the Fund is to
be distributed only if preceded or accompanied      Lord Abbett U.S. Government & Government Sponsored
         by a current Fund Prospectus.                      Enterprises Money Market Fund, Inc.

Lord Abbett Mutual Fund shares are distributed by                                                        LAMM-2-0606
           LORD ABBETT DISTRIBUTOR LLC                                                                       (08/06)

ITEM 2:   CODE OF ETHICS.

     (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended June 30, 2006 (the "Period").

     (b)  Not applicable.

     (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

     (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

     (e)  Not applicable.

     (f) See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended June 30, 2006 and 2005 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                     FISCAL YEAR ENDED:

                                       2006      2005
Audit Fees {a}                       $29,000   $37,000
Audit-Related Fees {b}                    59        56
                                     -------   -------
Total audit and audit-related fees    29,059    37,056
                                     -------   -------
Tax Fees {c}                           5,343     5,094
All Other Fees                         - 0 -     - 0 -
                                     -------   -------
   Total Fees                        $34,402   $42,150
                                     -------   -------

----------
     {a} Consists of fees for audits of the Registrant's annual financial statements.

     {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

     {c} Fees for the fiscal year ended June 30, 2006 and 2005 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

               - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

               - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended June 30, 2006 and 2005 were:

                     FISCAL YEAR ENDED:

                      2006       2005
All Other Fees {a}   $55,500   $115,650

----------
{a} Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended June 30, 2006 and 2005 were:

                 FISCAL YEAR ENDED:

                  2006        2005
All Other Fees   - $0 -      - $0 -

----------
(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8:   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees ("Procedures"). The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Not applicable.

     (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
                                        SPONSORED ENTERPRISES MONEY MARKET FUND,
                                        INC.


                                        /s/ Robert S. Dow
                                        ----------------------------------------
                                        Robert S. Dow
                                        Chief Executive Officer,
                                        Chairman and President


                                        /s/ Joan A. Binstock
                                        ----------------------------------------
                                        Joan A. Binstock
                                        Chief Financial Officer and
                                        Vice President

Date: August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                        LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
                                        SPONSORED ENTERPRISES MONEY MARKET FUND,
                                        INC.


                                        /s/ Robert S. Dow
                                        ----------------------------------------
                                        Robert S. Dow
                                        Chief Executive Officer,
                                        Chairman and President


                                        /s/ Joan A. Binstock
                                        ----------------------------------------
                                        Joan A. Binstock
                                        Chief Financial Officer and
                                        Vice President

Date: August 22, 2006